Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
In July 2025, the Company paid dividends of
$
189,583
on its Series A preferred shares to Imperial Petroleum Inc.
In August and September 2025, 422,464 of Class B2 warrants and 250,000 of C2 warrants were exercised, resulting in a ggr
egate proceeds for the Company of $2,043,615.